UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RBC Global Asset Management Inc.

Address:   RBC Centre,
           155 Wellington Street West, Suite 2300
           Toronto, Ontario Canada M5V 3K1


Form 13F File Number: 028-14116


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank Lippa
Title:  CFO & COO
Phone:  416-914-0609

Signature,  Place,  and  Date  of  Signing:

/s/ Frank Lippa                    Toronto, Ontario                   2/5/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028 - 11396      Royal Bank of Canada
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Effective November 1, 2010, RBC Asset Management Inc. and its affiliate Phillips, Hager & North Investment Management Ltd. have amalgamated and continued as one corporate entity, RBC Global Asset Management Inc.